Common Stock and Convertible Preferred Stock (Details)	12 Months Ended
Dec. 31, 2020 vote $ / shares shares
Stockholders' Equity Note [Abstract]
Number of votes per share | vote	1
Dividend declared (in usd per share)	$ 0
Common stock warrants outstanding (in shares) | shares	17,125
Exercise price of warrants (in usd per share)	$ 16.93